Quarterly Report
July 31, 2020
MFS®  Special Value Trust

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 60.2%
Aerospace – 1.4%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$116,000	$93,670
Bombardier, Inc., 7.875%, 4/15/2027 (n)	45,000	35,775
Moog, Inc., 4.25%, 12/15/2027 (n)	115,000	117,563
TransDigm, Inc., 6.5%, 7/15/2024	70,000	70,175
TransDigm, Inc., 6.25%, 3/15/2026 (n)	70,000	73,850
TransDigm, Inc., 6.375%, 6/15/2026	45,000	44,116
TransDigm, Inc., 5.5%, 11/15/2027	85,000	80,640
		$515,789
Automotive – 1.5%
Adient U.S. LLC, 7%, 5/15/2026 (n)	$55,000	$58,987
Allison Transmission, Inc., 5%, 10/01/2024 (n)	130,000	132,502
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	40,000	44,191
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026	20,000	20,158
Dana, Inc., 5.5%, 12/15/2024	5,000	5,113
Dana, Inc., 5.375%, 11/15/2027	46,000	48,484
Dana, Inc., 5.625%, 6/15/2028	15,000	15,750
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	95,000	101,294
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	70,000	70,350
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	80,000	84,080
		$580,909
Broadcasting – 1.7%
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	$35,000	$36,838
iHeartCommunications, Inc., 8.375%, 5/01/2027	45,000	44,929
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	15,000	15,150
Netflix, Inc., 5.875%, 2/15/2025	100,000	115,000
Netflix, Inc., 3.625%, 6/15/2025 (n)	45,000	47,700
Netflix, Inc., 5.875%, 11/15/2028	65,000	80,275
Netflix, Inc., 5.375%, 11/15/2029 (n)	15,000	18,169
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	90,000	96,327
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)	30,000	30,750
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	135,000	144,450
		$629,588
Brokerage & Asset Managers – 0.4%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$130,000	$133,900
Building – 3.5%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$80,000	$84,600
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	110,000	114,400
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	105,000	102,781
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	30,000	30,300
Core & Main LP, 6.125%, 8/15/2025 (n)	77,000	79,316
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	55,000	56,719
HD Supply, Inc., 5.375%, 10/15/2026 (n)	80,000	83,835
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	200,000	213,000
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	70,000	72,100
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	35,000	36,663
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	60,000	63,854
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	69,000	64,860
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	40,000	41,600
Standard Industries, Inc., 6%, 10/15/2025 (n)	100,000	104,146
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	56,000	60,480
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	90,000	90,054

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Summit Materials LLC/Summit Materials Finance Co., 5.25%, 1/15/2029 (n)		$30,000	$31,125
			$1,329,833
Business Services – 1.4%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$80,000	$82,000
CDK Global, Inc., 4.875%, 6/01/2027		95,000	101,530
CDK Global, Inc., 5.25%, 5/15/2029 (n)		25,000	27,376
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		50,000	51,938
Iron Mountain, Inc., REIT, 5.25%, 7/15/2030 (n)		30,000	31,463
MSCI, Inc., 4.75%, 8/01/2026 (n)		80,000	84,000
QualityTech LP/QTS Finance Corp., 4.75%, 11/15/2025 (n)		25,000	25,875
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		40,000	44,150
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		60,000	66,437
			$514,769
Cable TV – 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		$215,000	$225,212
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		130,000	137,475
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		165,000	175,622
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		200,000	214,500
DISH DBS Corp., 5.875%, 11/15/2024		55,000	57,349
DISH DBS Corp., 7.75%, 7/01/2026		65,000	73,294
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)		60,000	37,575
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(n)		30,000	19,950
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		135,000	142,155
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		45,000	50,119
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		200,000	210,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		70,000	71,946
Videotron Ltd., 5.375%, 6/15/2024 (n)		25,000	27,125
Videotron Ltd., 5.125%, 4/15/2027 (n)		130,000	137,475
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		200,000	213,060
			$1,792,857
Chemicals – 1.4%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$150,000	$157,125
Element Solutions, Inc., 5.875%, 12/01/2025 (n)		45,000	46,463
SPCM S.A., 4.875%, 9/15/2025 (n)		200,000	205,754
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	100,000	120,460
			$529,802
Computer Software – 0.7%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$80,000	$82,800
PTC, Inc., 3.625%, 2/15/2025 (n)		65,000	67,390
PTC, Inc., 4%, 2/15/2028 (n)		15,000	15,755
VeriSign, Inc., 5.25%, 4/01/2025		45,000	51,300
VeriSign, Inc., 4.75%, 7/15/2027		45,000	48,860
			$266,105
Computer Software - Systems – 1.1%
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)		$20,000	$20,731
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		140,000	157,500
Fair Isaac Corp., 4%, 6/15/2028 (n)		22,000	23,012
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		70,000	70,962
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		55,000	53,969
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		80,000	85,900
			$412,074

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 2.6%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$90,000	$94,950
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	120,000	125,400
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	23,000	23,920
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	70,000	75,600
EnerSys, 5%, 4/30/2023 (n)	100,000	102,425
EnerSys, 4.375%, 12/15/2027 (n)	20,000	20,206
Gates Global LLC, 6.25%, 1/15/2026 (n)	60,000	62,850
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	40,000	38,400
Griffon Corp., 5.75%, 3/01/2028	40,000	41,800
Griffon Corp., 5.75%, 3/01/2028 (n)	20,000	20,900
MTS Systems Corp., 5.75%, 8/15/2027 (n)	70,000	68,141
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	75,000	80,250
TriMas Corp., 4.875%, 10/15/2025 (n)	170,000	173,878
WESCO Distribution, Inc., 7.125%, 6/15/2025 (n)	26,000	28,532
WESCO Distribution, Inc., 7.25%, 6/15/2028 (n)	26,000	28,405
		$985,657
Construction – 0.9%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$30,000	$31,125
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	55,000	55,825
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	70,000	73,441
Taylor Morrison Communities, Inc., 5.875%, 6/15/2027 (n)	10,000	11,050
Toll Brothers Finance Corp., 4.875%, 11/15/2025	60,000	66,000
Toll Brothers Finance Corp., 4.35%, 2/15/2028	85,000	92,012
		$329,453
Consumer Products – 0.8%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)	$40,000	$42,800
Coty, Inc., 6.5%, 4/15/2026 (n)	70,000	54,609
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	70,000	74,550
Mattel, Inc., 6.75%, 12/31/2025 (n)	60,000	64,264
Mattel, Inc., 5.875%, 12/15/2027 (n)	39,000	42,323
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	35,000	36,725
		$315,271
Consumer Services – 1.2%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$20,000	$21,400
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	55,000	61,133
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	65,000	70,119
Garda World Security Corp., 4.625%, 2/15/2027 (n)	20,000	20,548
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	39,000	42,510
Match Group, Inc., 5%, 12/15/2027 (n)	70,000	73,500
Match Group, Inc., 4.625%, 6/01/2028 (n)	35,000	36,959
Realogy Group LLC, 9.375%, 4/01/2027 (n)	70,000	71,575
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	70,000	72,100
		$469,844
Containers – 2.0%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$200,000	$204,500
Berry Global Group, Inc., 4.875%, 7/15/2026 (n)	45,000	47,531
Berry Global Group, Inc., 5.625%, 7/15/2027 (n)	30,000	32,100
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	100,000	106,038
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	40,000	41,739
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	60,000	60,900
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)	25,000	27,000
Mauser Packaging Solutions, 5.5%, 4/15/2024 (n)	25,000	25,490
Reynolds Group, 5.125%, 7/15/2023 (n)	70,000	71,071
Reynolds Group, 7%, 7/15/2024 (n)	25,000	25,469
Silgan Holdings, Inc., 4.75%, 3/15/2025	85,000	86,487

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Silgan Holdings, Inc., 4.125%, 2/01/2028	$34,000	$34,850
		$763,175
Electrical Equipment – 0.3%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$50,000	$51,085
CommScope Technologies LLC, 5%, 3/15/2027 (n)	60,000	57,950
		$109,035
Electronics – 0.9%
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	$25,000	$26,445
Entegris, Inc., 4.625%, 2/10/2026 (n)	90,000	93,520
Entegris, Inc., 4.375%, 4/15/2028 (n)	30,000	31,604
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	60,000	65,400
Sensata Technologies B.V., 5%, 10/01/2025 (n)	110,000	118,800
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	20,000	21,374
		$357,143
Emerging Market Quasi-Sovereign – 0.8%
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029	$200,000	$216,060
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)	100,000	95,500
		$311,560
Emerging Market Sovereign – 1.6%
Arab Republic of Egypt, 6.588%, 2/21/2028	$200,000	$197,250
Government of Ukraine, 7.75%, 9/01/2024	100,000	103,380
Republic of Ecuador, 7.875%, 1/23/2028 (a)(n)	200,000	100,000
Republic of Turkey, 5.75%, 3/22/2024	200,000	191,432
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	203,000	13,905
		$605,967
Energy - Independent – 1.1%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)	$195,167	$160
Apache Corp., 4.375%, 10/15/2028	80,000	79,900
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	95,000	93,100
Jagged Peak Energy LLC, 5.875%, 5/01/2026	45,000	45,900
Laredo Petroleum, Inc., 10.125%, 1/15/2028	10,000	7,100
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	55,000	53,006
Matador Resources Co., 5.875%, 9/15/2026	35,000	26,600
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	45,000	47,138
PDC Energy, Inc., 5.75%, 5/15/2026	10,000	10,022
Southwestern Energy Co., 6.45%, 1/23/2025	24,900	22,999
Southwestern Energy Co., 7.5%, 4/01/2026	17,900	16,795
		$402,720
Entertainment – 0.8%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	$20,000	$19,300
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	110,000	104,522
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	25,000	16,500
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	30,000	29,625
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	20,000	21,082
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	75,000	71,228
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	35,000	37,566
		$299,823
Financial Institutions – 1.8%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$60,000	$57,084
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	42,000	38,224
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	70,000	71,260
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	144,000	89,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	$70,000	$72,785
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	40,000	40,800
Navient Corp., 5.5%, 1/25/2023	45,000	46,125
Navient Corp., 5%, 3/15/2027	45,000	43,087
OneMain Financial Corp., 6.875%, 3/15/2025	45,000	50,287
OneMain Financial Corp., 7.125%, 3/15/2026	30,000	35,170
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	75,000	71,257
Springleaf Finance Corp., 8.875%, 6/01/2025	30,000	33,825
Springleaf Finance Corp., 5.375%, 11/15/2029	25,000	26,378
		$675,922
Food & Beverages – 2.2%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$30,000	$31,650
BRF S.A., 4.875%, 1/24/2030 (n)	200,000	199,940
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	70,000	72,712
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	120,000	134,100
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	19,000	19,356
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	35,000	38,588
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	110,000	115,225
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	11,000	12,361
Performance Food Group Co., 5.5%, 10/15/2027 (n)	65,000	67,112
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	50,000	52,875
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	50,000	54,640
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	30,000	29,944
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)	25,000	26,813
		$855,316
Gaming & Lodging – 2.6%
Boyd Gaming Corp., 4.75%, 12/01/2027 (n)	$30,000	$28,837
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/2025 (n)	50,000	45,081
CCM Merger, Inc., 6%, 3/15/2022 (n)	85,000	83,300
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	25,000	26,000
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	50,000	50,937
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	65,000	67,275
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	95,000	96,544
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	60,000	63,074
MGM Growth Properties LLC, 5.75%, 2/01/2027	5,000	5,413
MGM Resorts International, 6.75%, 5/01/2025	30,000	31,200
Scientific Games Corp., 8.25%, 3/15/2026 (n)	25,000	25,040
Scientific Games International, Inc., 7%, 5/15/2028 (n)	20,000	18,400
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	60,000	61,800
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	70,000	70,525
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	110,000	112,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	115,000	108,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	20,000	17,811
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	35,000	35,087
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	25,000	23,938
		$970,562
Insurance - Health – 0.3%
Centene Corp., 5.375%, 6/01/2026 (n)	$75,000	$80,206
Centene Corp., 4.25%, 12/15/2027	45,000	47,812
		$128,018
Insurance - Property & Casualty – 0.7%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$35,000	$35,354
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	60,000	63,750
AmWINS Group, Inc., 7.75%, 7/01/2026 (n)	15,000	16,519
AssuredPartners, Inc., 7%, 8/15/2025 (n)	20,000	20,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	$15,000	$15,825
Hub International Ltd., 7%, 5/01/2026 (n)	100,000	106,300
		$258,048
Machinery & Tools – 0.1%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$51,000	$53,614
Major Banks – 0.5%
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030 (n)	$200,000	$200,540
Medical & Health Technology & Services – 4.0%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$75,000	$79,237
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	40,000	42,600
Change Healthcare Holdings, Inc./Change Healthcare Finance, Inc., 5.75%, 3/01/2025 (n)	20,000	20,450
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	95,000	95,978
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	10,000	10,050
DaVita, Inc., 5%, 5/01/2025	70,000	71,925
DaVita, Inc., 4.625%, 6/01/2030 (n)	37,000	39,405
Encompass Health Corp., 5.75%, 9/15/2025	40,000	41,398
HCA, Inc., 5.375%, 2/01/2025	160,000	180,400
HCA, Inc., 5.875%, 2/15/2026	90,000	105,327
HCA, Inc., 5.625%, 9/01/2028	20,000	23,850
HCA, Inc., 3.5%, 9/01/2030	60,000	63,061
HealthSouth Corp., 5.125%, 3/15/2023	90,000	90,469
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	50,000	46,125
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	200,000	213,437
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	25,000	25,548
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	55,000	56,444
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	35,000	35,088
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	90,000	99,918
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	20,000	11,600
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)	85,000	88,907
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)	45,000	47,756
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	45,000	45,675
		$1,534,648
Medical Equipment – 0.6%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$85,000	$89,533
Hologic, Inc., 4.375%, 10/15/2025 (n)	25,000	25,625
Teleflex, Inc., 4.875%, 6/01/2026	30,000	31,500
Teleflex, Inc., 4.625%, 11/15/2027	85,000	91,908
		$238,566
Metals & Mining – 2.2%
Arconic Corp., 6%, 5/15/2025 (n)	$35,000	$37,734
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	45,000	46,704
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	45,000	45,225
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	45,000	38,700
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	65,000	70,525
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	55,000	61,738
Freeport-McMoRan, Inc., 5%, 9/01/2027	60,000	63,887
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	40,000	42,412
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	60,000	65,550
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	55,000	55,894
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	118,000	117,469
Novelis Corp., 5.875%, 9/30/2026 (n)	105,000	112,026
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	30,000	27,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
TMS International Corp., 7.25%, 8/15/2025 (n)	$85,000	$70,550
		$856,014
Midstream – 2.3%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$165,000	$169,125
Cheniere Energy Partners LP, 4.5%, 10/01/2029	27,000	28,561
DCP Midstream Operating LP, 5.125%, 5/15/2029	30,000	30,199
EnLink Midstream Partners LP, 4.85%, 7/15/2026	15,000	11,627
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	15,000	15,910
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	15,000	16,539
EQM Midstream Partners LP, 5.5%, 7/15/2028	100,000	103,680
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	15,000	13,856
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	58,900	55,219
Peru LNG, 5.375%, 3/22/2030	200,000	154,250
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	75,000	75,502
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	70,000	72,322
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	40,000	45,125
Western Midstream Operating LP, 5.05%, 2/01/2030	85,000	86,073
		$877,988
Municipals – 0.3%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$100,000	$102,500
Network & Telecom – 0.1%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$30,000	$30,975
Oil Services – 0.7%
ChampionX Corp., 6.375%, 5/01/2026	$45,000	$42,187
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	60,000	6,535
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	40,000	16,000
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	195,028	194,542
		$259,264
Oils – 0.5%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$105,000	$111,321
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	50,000	45,250
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	40,000	32,068
		$188,639
Other Banks & Diversified Financials – 0.5%
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	$200,000	$196,500
Personal Computers & Peripherals – 0.1%
NCR Corp., 5.75%, 9/01/2027 (n)	$20,000	$20,650
Pharmaceuticals – 0.8%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$29,000	$29,000
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	185,000	191,012
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	20,000	20,100
Jaguar Holding Co. II / Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	16,000	17,035
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	35,000	37,227
		$294,374

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.3%
Covanta Holding Corp., 5.875%, 3/01/2024	$50,000	$51,273
GFL Environmental, Inc., 7%, 6/01/2026 (n)	34,000	36,040
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	30,000	33,609
		$120,922
Printing & Publishing – 0.5%
Cimpress N.V., 7%, 6/15/2026 (n)	$150,000	$151,950
Meredith Corp., 6.875%, 2/01/2026	55,000	47,779
		$199,729
Railroad & Shipping – 0.1%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$53,000	$56,578
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$65,000	$68,250
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	55,000	58,988
		$127,238
Real Estate - Other – 0.1%
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	$51,000	$47,573
Restaurants – 0.2%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$75,000	$51,938
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	40,000	41,988
		$93,926
Retailers – 0.5%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$65,000	$63,095
L Brands, Inc., 9.375%, 7/01/2025 (n)	8,000	8,920
L Brands, Inc., 5.25%, 2/01/2028	80,000	74,301
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	30,000	30,788
		$177,104
Specialty Chemicals – 0.4%
Koppers, Inc., 6%, 2/15/2025 (n)	$55,000	$56,650
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	75,000	78,750
		$135,400
Specialty Stores – 0.4%
Penske Automotive Group Co., 5.375%, 12/01/2024	$40,000	$41,000
Penske Automotive Group Co., 5.5%, 5/15/2026	55,000	57,475
PetSmart, Inc., 7.125%, 3/15/2023 (n)	35,000	35,350
PetSmart, Inc., 8.875%, 6/01/2025 (n)	20,000	20,700
		$154,525
Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$31,000	$32,259
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	45,000	46,575
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	85,000	89,887
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	10,000	10,950
		$179,671
Telecommunications - Wireless – 3.5%
Altice France S.A., 7.375%, 5/01/2026 (n)	$200,000	$213,330
Altice France S.A., 6%, 2/15/2028 (n)	200,000	199,758
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	200,000	201,250
SBA Communications Corp., 4.875%, 9/01/2024	100,000	102,750
SBA Communications Corp., 3.875%, 2/15/2027 (n)	55,000	56,925
Sprint Capital Corp., 6.875%, 11/15/2028	110,000	142,637

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Sprint Corp., 7.125%, 6/15/2024	$25,000	$29,164
Sprint Corp., 7.625%, 3/01/2026	175,000	218,746
T-Mobile USA, Inc., 6.5%, 1/15/2026	25,000	26,354
T-Mobile USA, Inc., 5.375%, 4/15/2027	115,000	125,494
		$1,316,408
Tobacco – 0.1%
Vector Group Ltd., 6.125%, 2/01/2025 (n)	$15,000	$14,906
Vector Group Ltd., 10.5%, 11/01/2026 (n)	30,000	30,713
		$45,619
Utilities - Electric Power – 2.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$210,700
Clearway Energy Operating LLC, 5.75%, 10/15/2025	160,000	170,800
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	30,000	32,063
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	120,000	127,800
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	35,000	38,062
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	46,000	48,990
PG&E Corp., 5%, 7/01/2028	65,000	66,882
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	25,000	25,250
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	95,000	104,737
		$825,284
Total Bonds		$22,877,389
Common Stocks – 37.7%
Aerospace – 2.4%
Honeywell International, Inc.	3,113	$464,989
Northrop Grumman Corp.	1,390	451,764
		$916,753
Brokerage & Asset Managers – 3.3%
BlackRock, Inc.	804	$462,308
NASDAQ, Inc.	6,123	804,011
		$1,266,319
Business Services – 3.8%
Accenture PLC, “A”	2,119	$476,309
Equifax, Inc.	2,375	386,080
Fiserv, Inc. (a)	5,802	578,981
		$1,441,370
Cable TV – 1.8%
Comcast Corp., “A”	15,926	$681,633
Construction – 1.8%
ICA Tenedora, S.A. de C.V. (a)	10,542	$19,854
Sherwin-Williams Co.	1,036	671,245
		$691,099
Electronics – 1.9%
Texas Instruments, Inc.	5,599	$714,152
Food & Beverages – 1.4%
Nestle S.A., ADR	4,424	$521,368
Health Maintenance Organizations – 1.3%
Cigna Corp.	2,897	$500,283

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.5%
AON PLC	2,492	$511,408
Marsh & McLennan Cos., Inc.	3,943	459,754
Travelers Cos., Inc.	3,295	377,014
		$1,348,176
Machinery & Tools – 1.7%
Illinois Tool Works, Inc.	3,513	$649,870
Major Banks – 1.5%
JPMorgan Chase & Co.	6,080	$587,571
Medical Equipment – 3.3%
Medtronic PLC	5,365	$517,615
Thermo Fisher Scientific, Inc.	1,764	730,208
		$1,247,823
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	60	$31,764
Other Banks & Diversified Financials – 2.5%
Citigroup, Inc.	11,112	$555,711
U.S. Bancorp	10,519	387,520
		$943,231
Pharmaceuticals – 1.7%
Johnson & Johnson	4,379	$638,283
Special Products & Services – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF	5,200	$444,028
Utilities - Electric Power – 4.5%
Dominion Energy, Inc.	5,257	$425,975
Duke Energy Corp.	7,460	632,160
Southern Co.	11,742	641,231
		$1,699,366
Total Common Stocks		$14,323,089
Floating Rate Loans (r) – 0.7%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B4, 2.921%, 9/18/2026	$20,173	$19,606
WMG Acquisition Corp., Term Loan F, 2.286%, 11/01/2023	21,000	20,569
		$40,175
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.674%, 4/15/2027	$20,895	$20,216
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 2.057%, 6/01/2024	$17,341	$16,869
Element Solutions, Inc., Term Loan B1, 2.161%, 1/31/2026	20,843	20,235
		$37,104
Computer Software - Systems – 0.1%
Sabre GLBL, Inc., Term Loan B, 2.161%, 2/22/2024	$41,679	$37,802
SS&C Technologies, Inc., Term Loan B5, 1.911%, 4/16/2025	20,840	20,197
		$57,999

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 3.75%, 4/01/2024	$43,433	$42,362
Medical & Health Technology & Services – 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 1.911%, 8/12/2026	$20,843	$20,431
Jaguar Holding Co. II, Term Loan, 3.5%, 8/18/2022	20,835	20,737
		$41,168
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.925%, 11/27/2025	$19,200	$18,782
Printing & Publishing – 0.1%
Nielsen Finance LLC, Term Loan B4, 2.182%, 10/04/2023	$20,838	$20,226
Total Floating Rate Loans		$278,032
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	40	$5
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	40	0
Total Warrants				$5

Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.15% (v)	339,556	$339,590

Other Assets, Less Liabilities – 0.5%		207,179
Net Assets – 100.0%		$38,025,284
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $339,590 and $37,478,515, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,527,207, representing 43.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	2/11/2011	$193,132	$160
% of Net assets			0.0%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 7/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	105,162	EUR	92,322	Citibank N.A.	10/16/2020	$(3,757)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,750,103	$5	$31,764	$13,781,872
Switzerland	521,368	—	—	521,368
Mexico	—	19,854	—	19,854
Non - U.S. Sovereign Debt	—	917,527	—	917,527
Municipal Bonds	—	102,500	—	102,500
U.S. Corporate Bonds	—	17,720,602	—	17,720,602
Foreign Bonds	—	4,136,760	—	4,136,760
Floating Rate Loans	—	278,032	—	278,032
Mutual Funds	339,590	—	—	339,590
Total	$14,611,061	$23,175,280	$31,764	$37,818,105
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(3,757)	$—	$(3,757)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity
Securities
Balance as of 10/31/19	$30,347
Change in unrealized appreciation or depreciation	1,417
Balance as of 7/31/20	$31,764
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2020 is $1,417. At July 31, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,461,511	$7,237,821	$8,359,458	$(125)	$(159)	$339,590
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,994	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.